Revenue from Contracts with Customers - Contract Balances (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounts receivables, net	$ 554	$ 375	$ 119
Contract assets (liabilities) / Client incentives, net (non-current)	(8)	(3)	(9)
Contract liabilities / Deferred revenue (current)	25	18	$ 18
Revenue recognized that was included in the deferred revenue balance as of December 31, 2021	5	18
Remaining performance obligations	$ 29	$ 34
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false] (Deprecated 2022)	false
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-04-01
Period for satisfying performance obligations	24 months	1 year
Revenue, Practical Expedient, Initial Application and Transition, Nondisclosure of Transaction Price Allocation to Remaining Performance Obligation [true false] (Deprecated 2022)		false